Net interest income - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Interest income:
Loans and advances to banks	£ 2,657	£ 3,508		£ 4,172
Loans and advances to customers	23,756	23,242		20,419
Reverse repurchase agreements	2,336	2,685		2,044
Debt securities	658	779		559
Financial assets held at amortised cost	29,407	30,214		27,194
Financial assets at fair value through other comprehensive income	1,342	1,074		857
Total interest income	30,749	31,288	[1]	28,051	[1]
Interest expense:
Deposits from banks	(244)	(225)		(213)
Customer deposits	(9,257)	(10,132)		(7,148)
Repurchase agreements at amortised cost	(1,984)	(2,392)		(2,397)
Debt securities in issue at amortised cost	(5,299)	(5,493)		(4,253)
Lease liabilities	(28)	(31)		(30)
Subordinated liabilities	(707)	(738)		(712)
Total interest expense	(17,519)	(19,011)	[1]	(14,753)	[1]
Net interest income	13,230	12,277	[1]	13,298	[1]
Finance leases
Interest income:
Total interest income	£ 1,213	£ 1,104		£ 923

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.